Interest income from financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2019
Interest income from financial assets at fair value through profit or loss
Interest income from financial assets at fair value through profit or loss

34. Interest income from financial assets at fair value through profit or loss

Interest income from financial assets at fair value through profit or loss in the consolidated income statement comprises the interest accrued in the year on financial assets at fair value through profit or loss with an implicit or explicit return, calculated by applying the effective interest method.

The breakdown of the main interest income from financial assets at fair value through profit or loss items earned in 2018 and 2019 is as follows:

	2017	2018	2019

Loans and advances to credit institutions	—	5,981	6,306
Loans and advances to customers	—	518	1,742
Debt instruments	—	7,550	7,336
	—	14,049	15,384